Price Risk Management Assets And Liabilities (Partnership's Derivative Assets And Liabilities Recognized OCI On Derivatives) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Change in Value Recognized in OCI on Derivatives (Effective Portion)	$ 0	$ (1)	$ 8
Commodity Derivatives [Member]
Change in Value Recognized in OCI on Derivatives (Effective Portion)	$ 0	$ (1)	$ 8